UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2012



[LOGO OF USAA]
   USAA(R)

                        [GRAPHIC OF USAA CORNERSTONE MODERATELY AGGRESSIVE FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA CORNERSTONE MODERATELY
       AGGRESSIVE FUND
       NOVEMBER 30, 2012

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

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PRESIDENT'S MESSAGE

"DESPITE SOME SIGNS OF IMPROVEMENT, THE U.S.       [PHOTO OF DANIEL S. McNAMARA]
ECONOMY REMAINS FRAGILE."

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DECEMBER 2012

Despite considerable political and economic uncertainty, investor sentiment was generally positive during the reporting period. Equities performed exceptionally well, with international stocks leading the way. Riskier fixed-income asset classes, such as investment-grade bonds and high-yield bonds, also posted solid gains. The municipal bond market extended its rally, continuing to generate strong returns.

Given the state of the global economy, these results might seem surprising. Although emerging economies strengthened during the reporting period, global economic conditions deteriorated. Europe was in recession, growth was slowing in China, and the U.S. recovery was progressing in fits and starts. But investors were optimistic, in my opinion, because they anticipated additional stimulative action by global central banks. And indeed, the sluggish U.S. recovery prompted the Federal Reserve (the Fed) to announce in September a third round of quantitative easing (QE3) in which it made an open-ended commitment to continue buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also said that it planned to keep short-term interest rates in a range between zero and 0.25% until at least mid-2015. According to Fed chairman Ben Bernanke, the Fed was seeking to push stock prices higher and boost the housing market in an aggressive effort to increase consumer and business confidence and ultimately spending.

The European Central Bank previously had announced a quantitative easing program of its own, extending a number of its liquidity operations to help the financial markets deal with the effects of the European sovereign debt crisis. This action also would give European Union (EU) policymakers time to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. Nevertheless, a lasting solution is yet to be found and major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

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

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Meanwhile, in the United States, the 2012 election campaign built to a crescendo. Ultimately, the voters chose to maintain the status quo -- President Barack Obama was re-elected to a second term, Republicans retained their majority in the House of Representatives, and Democrats stayed in control of the Senate. With the election over, investors shifted their attention to the so-called "fiscal cliff." Unless Congress acts, $600 to $700 billion in tax hikes and spending cuts will take effect on January 1, 2013. At the time of this writing, negotiations were still ongoing and I am guardedly optimistic that some kind of agreement will be reached before the deadline. Whatever happens, I expect higher taxes and reduced spending at the federal level in 2013, which could slow economic growth over the next few calendar quarters.

Overall, our outlook is cautious. Despite some signs of improvement, the U.S. economy remains fragile. Though we have been encouraged by the strengthening housing market, U.S. economic data continues to be a mixed bag, with positive news frequently offset by negative reports. Furthermore, I think the economy has yet to feel the full impact of Hurricane Sandy. I am troubled also about corporate fundamentals. Revenues have been disappointing in recent calendar quarters, and year-over-year earnings growth is near zero. Many companies reduced their capital expenditures during 2012 because of political and economic uncertainties.

At the time of this writing, we favored emerging markets stocks and precious metals. Though emerging markets equities are likely to be volatile in the short term, they should benefit over the long run from strong earnings growth, largely because of demographic trends in the developing world. As for precious metals, we believe they may add value to a long-term hedging strategy which seeks to minimize the effects of rising inflation.

At USAA Asset Management Company, we believe we have some of the finest investment professionals in the industry managing your investments. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                  9

    Notes to Portfolio of Investments                                        30

    Financial Statements                                                     34

    Notes to Financial Statements                                            37

EXPENSE EXAMPLE                                                              57

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (FORMERLY THE USAA CORNERSTONE STRATEGY FUND) (THE FUND) SEEKS CAPITAL APPRECIATION WITH A SECONDARY FOCUS ON CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest in equity securities, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC
   JOHN P. TOOHEY, CFA                       JACOB POZHARNY, Ph.D.
   WASIF A. LATIF                            JOHN VAN BELLE, Ph.D.
   ARNOLD J. ESPE, CFA
   JULIANNE BASS, CFA
   DAN DENBOW, CFA

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o   HOW DID THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) PERFORM
    DURING THE REPORTING PERIOD?

    During the six-month reporting period ended November 30, 2012, the Fund's total return was 8.43%, versus 8.72% for the Lipper Global Flexible Portfolio Funds Index and 9.32% for the S&P 500(R) Index.

o   HOW DID THE FINANCIAL MARKETS PERFORM DURING THE PAST SIX MONTHS?

    Stocks and bonds both delivered positive returns during the Fund's reporting period. The world equity markets rallied after global central banks pledged an unprecedented level of support that sharply reduced investors' perception of "tail risk" -- or in other words, the odds of a worst-case economic scenario. European Central Bank (ECB) chief Mario Draghi took the boldest steps, pledging in July that the ECB would do "whatever it takes" to keep the euro zone together. This proved to be positive for the world market in general, and Europe in particular. Investors also were emboldened by the prospects for

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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    another round of quantitative easing here in the United States, and the
    Federal Reserve offered a new, open-end version of its stimulative policy. Stocks faltered somewhat toward the tail end of the period, however, as investors grew increasingly concerned about the oncoming "fiscal cliff" (i.e., the set of tax increases and government spending cuts set to go into effect at year-end).

    The bond market also finished the period with a healthy performance. U.S. Treasuries produced a slightly positive return, and the generally positive environment worked in favor of credit-sensitive segments of the market such as investment-grade corporate and high-yield bonds.

o   WHAT WERE THE PRIMARY FACTORS AFFECTING THE FUND'S PERFORMANCE?

    We held an allocation to European stocks, which we increased slightly during the reporting period. European equities performed very well during the past six months and this element of our positioning made a positive contribution to performance. We believed valuations were so low that the short-term risks were outweighed by the region's longer-term potential.

    Our allocation to emerging market stocks also added value, as the asset class recovered from its underperformance in 2011 to deliver returns ahead of the U.S. market in the past six months.

    We believe the positive performance impact of these decisions illustrates two key points. First, it helps underscore the value of active management over a passive, index-based approach. Second, it shows the importance of a global investment strategy. While investing overseas inevitably leads to periods of short-term underperformance, we believe it can add value versus a domestic-only strategy over time.

o   WHAT OTHER KEY FACTORS AFFECTED THE FUND'S PERFORMANCE?

    The Fund's performance was helped substantially by the strong return of their fixed-income allocation. During a period in which investors

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    sought opportunity in higher-yielding segments of the fixed-income market, our positions in corporate bonds -- particularly those issued by companies in the financial sector -- and commercial mortgage-backed securities (CMBS) performed very well.

    We believe we have positioned the Fund's fixed-income portfolio to withstand a wide range of potential outcomes in the financial markets. Our duration
    -- or interest rate sensitivity -- is below that of the broader market in the corporate and CMBS segments, as we are focusing our efforts on adding value through individual security selection. The average yield in this portion of the bond portfolio is significantly higher than U.S. Treasuries, which we believe can provide a meaningful performance advantage over time.

    Our weighting in high-yield bonds performed well as increased investor risk appetites and the continued thirst for yield fueled robust demand. Here, we are taking a relatively conservative stance given that the asset class isn't offering compelling values following its strong performance in the past two years.

    The Fund's domestic equity position also finished the reporting period with a gain. The U.S. equity portfolio managed by QMA gained ground and outperformed its benchmark, thereby adding modestly to the Fund's performance.

o   WHAT DETRACTED FROM THE FUND'S PERFORMANCE?

    Another element of our approach is our use of options hedging strategies that are designed to help mitigate against sharp sell-offs in the stock market. This aspect of our strategy, which we employ in the Fund, detracted slightly given the strong performance of the global equity markets. We continue to view this as an essential part of our strategy given the ongoing uncertainties in the global economy. Market volatility is low, which means that the options strategy doesn't cost much to employ. At the same time, it provides an element of protection against news related to the fiscal cliff or a potential slowdown in economic growth in the year ahead.

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4  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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    Our position in gold and precious metals stocks, which performed well through the first half of the period, ultimately cost us some performance due to the very weak showing for this sector in November. However, we believe this portion of the funds provides some protection in the event that the stimulative policies of the world's central banks.

o   DO YOU HAVE ANY CLOSING THOUGHTS FOR INVESTORS?

    In a highly uncertain environment, we will look to mitigate the impact of potentially volatile market conditions by maintaining our steady, long-term approach and continuing to emphasize diversification. We also are placing a particular focus on guiding the portfolio into market segments that offer attractive valuations and away from those that appear to be richly priced. We believe this strategy -- rather than one that is reactive to headlines and short-term market movements -- is the best approach to achieving an effective balance of risk and return.

    Thank you for your investment in the Fund.

    Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o As interest rates rise, bond prices fall. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (FUND) (Ticker Symbol: USCRX)


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                                        11/30/12                   5/31/12
--------------------------------------------------------------------------------

Net Assets                          $2,162.8 Million           $2,030.8 Million
Net Asset Value Per Share               $23.29                     $21.48


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/12
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  5/31/2012-11/30/2012*        1 Year       5 Years                10 Years

           8.43%               9.49%         1.14%                   6.19%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
     1 Year                    5 Years                             10 Years

     12.03%                     1.56%                                6.62%

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                          EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------

                                      1.31%

              *(Includes acquired fund fees and expenses of 0.04%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LIPPER GLOBAL            USAA CORNERSTONE
                  S&P 500 INDEX        FLEXIBLE FUNDS INDEX    MODERATELY AGGRESSIVE FUND
11/30/02            $10,000.00              $10,000.00                $10,000.00
12/31/02              9,412.52                9,745.66                  9,745.52
01/31/03              9,165.95                9,591.17                  9,473.24
02/28/03              9,028.42                9,490.82                  9,341.80
03/31/03              9,116.08                9,480.76                  9,337.11
04/30/03              9,866.97               10,032.08                  9,928.60
05/31/03             10,386.84               10,568.90                 10,430.89
06/30/03             10,519.34               10,696.70                 10,581.11
07/31/03             10,704.81               10,780.23                 10,660.92
08/31/03             10,913.58               11,007.81                 10,886.25
09/30/03             10,797.68               11,176.12                 10,890.94
10/31/03             11,408.51               11,603.70                 11,393.24
11/30/03             11,508.88               11,789.84                 11,571.63
12/31/03             12,112.46               12,184.78                 12,056.32
01/31/04             12,334.78               12,460.25                 12,207.79
02/29/04             12,506.23               12,635.44                 12,425.54
03/31/04             12,317.56               12,692.24                 12,321.40
04/30/04             12,124.19               12,326.21                 12,108.39
05/31/04             12,290.57               12,383.20                 12,212.53
06/30/04             12,529.56               12,555.74                 12,453.94
07/31/04             12,114.87               12,235.71                 12,089.46
08/31/04             12,163.87               12,283.75                 12,094.19
09/30/04             12,295.62               12,578.80                 12,307.20
10/31/04             12,483.46               12,809.49                 12,487.07
11/30/04             12,988.56               13,402.57                 13,003.03
12/31/04             13,430.54               13,784.10                 13,443.77
01/31/05             13,103.17               13,539.40                 13,217.11
02/28/05             13,378.92               13,857.15                 13,529.40
03/31/05             13,142.00               13,599.27                 13,297.70
04/30/05             12,892.76               13,456.87                 13,096.22
05/31/05             13,302.99               13,714.75                 13,363.18
06/30/05             13,321.87               13,864.28                 13,408.51
07/31/05             13,817.29               14,194.85                 13,801.40
08/31/05             13,691.22               14,276.44                 13,897.10
09/30/05             13,802.11               14,538.96                 13,982.73
10/31/05             13,572.02               14,260.59                 13,675.47
11/30/05             14,085.34               14,612.14                 13,967.62
12/31/05             14,090.17               14,998.54                 14,187.09
01/31/06             14,463.32               15,606.65                 14,565.19
02/28/06             14,502.57               15,595.07                 14,532.31
03/31/06             14,683.09               15,812.47                 14,718.62
04/30/06             14,880.25               16,145.25                 14,987.13
05/31/06             14,451.98               15,745.75                 14,521.35
06/30/06             14,471.57               15,624.30                 14,543.27
07/31/06             14,560.84               15,639.15                 14,663.82
08/31/06             14,907.28               15,972.44                 14,992.61
09/30/06             15,291.45               16,161.78                 15,118.64
10/31/06             15,789.73               16,525.73                 15,513.19
11/30/06             16,089.99               16,920.54                 15,907.73
12/31/06             16,315.69               17,100.70                 16,146.92
01/31/07             16,562.44               17,256.74                 16,346.64
02/28/07             16,238.50               17,172.97                 16,286.12
03/31/07             16,420.13               17,310.50                 16,467.68
04/30/07             17,147.46               17,732.27                 16,897.38
05/31/07             17,745.82               18,094.41                 17,254.45
06/30/07             17,451.01               18,061.42                 17,091.05
07/31/07             16,909.94               17,975.91                 16,794.50
08/31/07             17,163.42               17,913.05                 16,800.55
09/30/07             17,805.32               18,546.85                 17,460.22
10/31/07             18,088.54               18,974.38                 17,944.39
11/30/07             17,332.32               18,436.00                 17,224.19
12/31/07             17,212.08               18,252.23                 17,120.49
01/31/08             16,179.67               17,608.14                 16,280.77
02/29/08             15,654.06               17,549.29                 16,155.85
03/31/08             15,586.47               17,456.59                 15,899.08
04/30/08             16,345.58               18,009.30                 16,412.63
05/31/08             16,557.29               18,194.22                 16,773.50
06/30/08             15,161.45               17,218.51                 15,815.80
07/31/08             15,034.00               16,871.73                 15,468.81
08/31/08             15,251.47               16,721.70                 15,260.62
09/30/08             13,892.45               15,161.05                 13,775.50
10/31/08             11,559.24               12,770.73                 11,450.67
11/30/08             10,729.81               12,061.86                 10,798.33
12/31/08             10,843.98               12,343.88                 11,219.86
01/31/09              9,929.98               11,655.74                 10,480.96
02/28/09              8,872.66               10,822.09                  9,684.66
03/31/09              9,649.86               11,442.22                 10,215.52
04/30/09             10,573.44               12,300.05                 11,148.12
05/31/09             11,164.85               13,260.46                 12,346.15
06/30/09             11,186.99               13,333.38                 12,475.28
07/31/09             12,033.15               14,200.67                 13,221.36
08/31/09             12,467.59               14,678.21                 13,637.44
09/30/09             12,932.82               15,180.21                 14,354.82
10/31/09             12,692.57               14,956.45                 14,376.34
11/30/09             13,453.91               15,468.61                 14,828.29
12/31/09             13,713.78               15,679.60                 15,108.17
01/31/10             13,220.45               15,375.58                 14,908.60
02/28/10             13,629.98               15,599.12                 15,137.73
03/31/10             14,452.48               16,295.14                 15,773.40
04/30/10             14,680.65               16,480.17                 15,921.23
05/31/10             13,508.39               15,507.25                 15,093.38
06/30/10             12,801.25               15,249.95                 14,790.33
07/31/10             13,698.14               15,961.04                 15,514.70
08/31/10             13,079.75               15,661.50                 15,270.78
09/30/10             14,247.05               16,501.95                 16,239.06
10/31/10             14,789.14               17,053.53                 16,652.98
11/30/10             14,791.04               16,842.91                 16,519.94
12/31/10             15,779.54               17,549.14                 17,168.47
01/31/11             16,153.54               17,597.12                 17,282.37
02/28/11             16,706.95               18,019.96                 17,760.75
03/31/11             16,713.59               18,133.15                 17,927.80
04/30/11             17,208.57               18,724.76                 18,459.33
05/31/11             17,013.78               18,477.03                 18,261.91
06/30/11             16,730.17               18,159.96                 17,980.95
07/31/11             16,389.97               18,088.18                 17,867.05
08/31/11             15,499.64               17,260.11                 16,925.48
09/30/11             14,410.03               16,073.26                 15,877.61
10/31/11             15,984.95               16,978.27                 16,712.87
11/30/11             15,949.62               16,851.62                 16,644.53
12/31/11             16,112.77               16,725.28                 16,510.90
01/31/12             16,834.87               17,426.40                 17,136.90
02/29/12             17,562.85               17,990.59                 17,575.11
03/31/12             18,140.83               18,113.78                 17,622.06
04/30/12             18,026.96               17,980.36                 17,567.28
05/31/12             16,943.53               17,036.64                 16,808.25
06/30/12             17,641.64               17,512.15                 17,222.98
07/31/12             17,886.66               17,719.83                 17,395.13
08/31/12             18,289.52               18,035.02                 17,684.66
09/30/12             18,762.15               18,388.28                 18,075.91
10/31/12             18,415.72               18,317.15                 18,122.86
11/30/12             18,522.55               18,488.63                 18,224.59

                                   [END CHART]

                         Data from 11/30/02 to 11/30/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderately Aggressive Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/12
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF**....................................... 6.3%
SPDR S&P 500 ETF Trust**................................................... 4.9%
iShares MSCI EAFE Index Fund**............................................. 4.3%
iShares S&P MidCap 400 Index Fund**........................................ 3.7%
U.S. Treasury Note, 1.75%, 5/15/2022....................................... 3.7%
U.S. Treasury Bond, 3.00%, 5/15/2042....................................... 3.7%
iShares Russell 2000 Index Fund**.......................................... 1.7%
SPDR Gold Trust............................................................ 1.4%
Apple, Inc. ............................................................... 0.9%
Glen Meadow................................................................ 0.7%

                      o ASSET ALLOCATION -- 11/30/2012** o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES                                                     30.7%
INTERNATIONAL EQUITY SECURITIES                                            22.9%
CORPORATE OBLIGATIONS                                                      14.7%
COMMERCIAL MORTGAGE SECURITIES                                             10.4%
U.S. TREASURY SECURITIES                                                    7.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                           5.4%
PRECIOUS METALS AND MINERALS SECURITIES                                     3.5%
MONEY MARKET INSTRUMENTS                                                    2.5%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.7%
ASSET-BACKED SECURITIES                                                     0.2%

                                   [END CHART]

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Excludes options.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 9-29.

================================================================================

8  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
U.S.EQUITY SECURITIES (30.7%)

COMMON STOCKS (18.9%)

CONSUMER DISCRETIONARY (1.9%)
-----------------------------
ADVERTISING (0.2%)
    66,030  Omnicom Group, Inc.                                       $    3,284
                                                                      ----------
APPAREL RETAIL (0.3%)
   166,000  Ascena Retail Group, Inc.*                                     3,337
    46,000  Ross Stores, Inc.                                              2,618
                                                                      ----------
                                                                           5,955
                                                                      ----------
CABLE & SATELLITE (0.2%)
   144,890  Comcast Corp. "A"                                              5,387
                                                                      ----------
GENERAL MERCHANDISE STORES (0.1%)
    35,100  Target Corp.                                                   2,216
                                                                      ----------
HOME IMPROVEMENT RETAIL (0.2%)
   135,100  Lowe's Companies, Inc.                                         4,876
                                                                      ----------
HOMEFURNISHING RETAIL (0.2%)
    63,340  Bed Bath & Beyond, Inc.*                                       3,719
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES (0.3%)
   204,000  Royal Caribbean Cruises Ltd.                                   7,191
                                                                      ----------
INTERNET RETAIL (0.1%)
     4,700  Amazon.com, Inc.*                                              1,185
                                                                      ----------
PUBLISHING (0.2%)
    75,300  McGraw-Hill Companies, Inc.                                    3,999
                                                                      ----------
SPECIALTY STORES (0.1%)
    42,040  PetSmart, Inc.                                                 2,971
                                                                      ----------
            Total Consumer Discretionary                                  40,783
                                                                      ----------
CONSUMER STAPLES (1.7%)
-----------------------
DRUG RETAIL (0.2%)
   114,580  CVS Caremark Corp.                                             5,329
                                                                      ----------

HYPERMARKETS & SUPER CENTERS (0.4%)
   133,300  Wal-Mart Stores, Inc.                                          9,600
                                                                      ----------
PACKAGED FOODS & MEAT (0.2%)
   171,500  Tyson Foods, Inc. "A"                                          3,288
                                                                      ----------
SOFT DRINKS (0.4%)
   119,830  PepsiCo, Inc.                                                  8,413
                                                                      ----------
TOBACCO (0.5%)
    37,820  Lorillard, Inc.                                                4,582
    74,050  Philip Morris International, Inc.                              6,656
                                                                      ----------
                                                                          11,238
                                                                      ----------
            Total Consumer Staples                                        37,868
                                                                      ----------
ENERGY (1.9%)
-------------
COAL & CONSUMABLE FUELS (0.1%)
   129,000  Peabody Energy Corp.                                           3,239
                                                                      ----------
INTEGRATED  OIL & GAS (1.1%)
   113,430  Chevron Corp.                                                 11,988
    96,640  Exxon Mobil Corp.(a)                                           8,518
    56,800  Occidental Petroleum Corp.                                     4,272
                                                                      ----------
                                                                          24,778
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
   102,050  Halliburton Co.                                                3,403
    61,050  National-Oilwell Varco, Inc.                                   4,170
                                                                      ----------
                                                                           7,573
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    37,770  Apache Corp.                                                   2,912
    35,000  Southwestern Energy Co.*                                       1,215
                                                                      ----------
                                                                           4,127
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    77,750  Spectra Energy Corp.                                           2,173
                                                                      ----------
            Total Energy                                                  41,890
                                                                      ----------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
FINANCIALS (2.9%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    23,000  BlackRock, Inc.                                           $    4,532
                                                                      ----------
CONSUMER FINANCE (0.3%)
   121,070  Capital One Financial Corp.                                    6,974
                                                                      ----------
DIVERSIFIED BANKS (0.4%)
   263,420  Wells Fargo & Co.                                              8,695
                                                                      ----------
INVESTMENT BANKING & BROKERAGE (0.1%)
    76,500  Morgan Stanley                                                 1,291
                                                                      ----------
LIFE & HEALTH INSURANCE (0.5%)
   294,680  MetLife, Inc.                                                  9,780
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
   149,017  Citigroup, Inc.                                                5,151
   163,500  JPMorgan Chase & Co.                                           6,717
                                                                      ----------
                                                                          11,868
                                                                      ----------
PROPERTY & CASUALTY INSURANCE (0.3%)
    26,120  Berkshire Hathaway, Inc. "B"*                                  2,301
    46,350  Travelers Companies, Inc.                                      3,282
                                                                      ----------
                                                                           5,583
                                                                      ----------
REGIONAL BANKS (0.5%)
   160,600  BB&T Corp.                                                     4,524
   183,800  CIT Group, Inc.*                                               6,810
                                                                      ----------
                                                                          11,334
                                                                      ----------
SPECIALIZED FINANCE (0.1%)
    21,500  Intercontinental Exchange, Inc.*                               2,841
                                                                      ----------
            Total Financials                                              62,898
                                                                      ----------
HEALTH CARE (3.0%)
------------------
BIOTECHNOLOGY (0.2%)
    65,600  Celgene Corp.*                                                 5,156
                                                                      ----------
HEALTH CARE DISTRIBUTORS (0.1%)
    51,001  Cardinal Health, Inc.                                          2,063
                                                                      ----------
HEALTH CARE EQUIPMENT (0.2%)
   122,000  Hologic, Inc.*                                                 2,328
    31,400  Varian Medical Systems, Inc.*                                  2,171
                                                                      ----------
                                                                           4,499
                                                                      ----------
HEALTH CARE SERVICES (0.3%)
   113,750  Express Scripts Holdings Co.*                                  6,125
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES (0.2%)
    79,809  Thermo Fisher Scientific, Inc.                                 5,072
                                                                      ----------
MANAGED HEALTH CARE (0.3%)
   101,500  UnitedHealth Group, Inc. (a)                                   5,521
                                                                      ----------
PHARMACEUTICALS (1.7%)
    83,640  Abbott Laboratories                                            5,437
   139,090  Johnson & Johnson                                              9,699
   226,400  Merck & Co., Inc.(a)                                          10,029
   454,300  Pfizer, Inc.                                                  11,366
                                                                      ----------
                                                                          36,531
                                                                      ----------
            Total Health Care                                             64,967
                                                                      ----------
INDUSTRIALS (2.0%)
------------------
AEROSPACE & DEFENSE (0.4%)
    15,600  TransDigm Group, Inc.                                          2,122
    74,340  United Technologies Corp.                                      5,955
                                                                      ----------
                                                                           8,077
                                                                      ----------
AIR FREIGHT & LOGISTICS (0.5%)
    95,000  Expeditors International of Washington, Inc.                   3,555
    88,990  United Parcel Service, Inc. "B"                                6,506
                                                                      ----------
                                                                          10,061
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    33,820  Caterpillar, Inc.                                              2,883
                                                                      ----------
INDUSTRIAL CONGLOMERATES (0.6%)
   123,660  Danaher Corp.                                                  6,674
   348,660  General Electric Co.                                           7,367
                                                                      ----------
                                                                          14,041
                                                                      ----------
INDUSTRIAL MACHINERY (0.4%)
   112,200  Eaton Corp.*                                                   5,853
    31,000  Stanley Black & Decker, Inc.                                   2,229
                                                                      ----------
                                                                           8,082
                                                                      ----------
            Total Industrials                                             43,144
                                                                      ----------

================================================================================

10  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (4.1%)
-----------------------------
COMMUNICATIONS EQUIPMENT (1.1%)
   462,580  Cisco Systems, Inc.(a)                                    $    8,747
   127,601  Motorola Solutions, Inc.                                       6,948
   137,400  QUALCOMM, Inc.                                                 8,742
                                                                      ----------
                                                                          24,437
                                                                      ----------
COMPUTER HARDWARE (0.9%)
    33,640  Apple, Inc.                                                   19,689
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS (0.3%)
   260,000  EMC Corp.*                                                     6,453
                                                                      ----------
DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    19,420  Automatic Data Processing, Inc.                                1,102
                                                                      ----------
INTERNET SOFTWARE & SERVICES (0.5%)
    82,000  Facebook, Inc. "A"*                                            2,296
    12,930  Google, Inc. "A"*                                              9,030
                                                                      ----------
                                                                          11,326
                                                                      ----------
IT CONSULTING & OTHER SERVICES (0.0%)
     9,300  ITOCHU Techno - Solutions Corp.                                  427
                                                                      ----------
SEMICONDUCTORS (0.3%)
    68,700  Broadcom Corp. "A"                                             2,224
   166,570  Intel Corp.                                                    3,260
                                                                      ----------
                                                                           5,484
                                                                      ----------
SYSTEMS SOFTWARE (0.9%)
   469,860  Microsoft Corp.(a)                                            12,508
   199,550  Oracle Corp.                                                   6,405
                                                                      ----------
                                                                          18,913
                                                                      ----------
            Total Information Technology                                  87,831
                                                                      ----------
MATERIALS (0.6%)
----------------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    13,880  CF Industries Holdings, Inc.                                   2,971
    62,660  Monsanto Co.                                                   5,739
                                                                      ----------
                                                                           8,710
                                                                      ----------
PAPER PRODUCTS (0.2%)
    94,500  International Paper Co.                                        3,509
                                                                      ----------
            Total Materials                                               12,219
                                                                      ----------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (0.3%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   181,600  AT&T, Inc.                                                     6,198
                                                                      ----------
UTILITIES (0.5%)
----------------
GAS UTILITIES (0.1%)
    48,240  ONEOK, Inc.                                                    2,165
                                                                      ----------
MULTI-UTILITIES (0.4%)
   100,000  CenterPoint Energy, Inc.                                       1,973
   185,068  CMS Energy Corp.                                               4,521
    80,997  Xcel Energy, Inc.                                              2,191
                                                                      ----------
                                                                           8,685
                                                                      ----------
            Total Utilities                                               10,850
                                                                      ----------
            Total Common Stocks
              (cost: $365,269)                                           408,648
                                                                      ----------

PREFERRED SECURITIES (1.5%)

CONSUMER STAPLES (0.4%)
-----------------------
AGRICULTURAL PRODUCTS (0.4%)
    80,000  Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual(b)                          8,518
                                                                      ----------
ENERGY (0.6%)
-------------
OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    13,800  Chesapeake Energy Corp., 5.75%, perpetual(b)                  12,320
                                                                      ----------
FINANCIALS (0.5%)
-----------------
LIFE & HEALTH INSURANCE (0.3%)
   309,268  Delphi Financial Group, Inc., 7.38%                            7,732
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        70  International Lease Finance Corp., 0.39%, perpetual(c)         4,340
                                                                      ----------
PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000  Security Capital Assurance Ltd., 6.88%, perpetual(c)               -
                                                                      ----------
            Total Financials                                              12,072
                                                                      ----------
            Total Preferred Securities
              (cost: $35,075)                                             32,910
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (10.3%)
   450,000  iShares Russell 2000 Index Fund                           $   36,950
   799,755  iShares S&P MidCap 400 Index Fund                             80,071
   740,082  SPDR S&P 500 ETF Trust                                       105,136
                                                                      ----------
            TotalExchange-Traded Funds
              (cost: $195,448)                                           222,157
                                                                      ----------
            Total U.S.Equity Securities
              (cost: $595,792)                                           663,715
                                                                      ----------
INTERNATIONAL EQUITY SECURITIES (22.9%)

COMMON STOCKS (10.7%)

CONSUMER DISCRETIONARY (1.2%)
-----------------------------
ADVERTISING (0.0%)
     5,430  Hakuhodo Dy Holdings, Inc.                                       347
                                                                      ----------
APPAREL RETAIL (0.1%)
     4,100  ABC-MART, Inc.                                                   174
    13,868  Industria de Diseno Textil S.A.                                1,901
     4,600  Shimamura Co. Ltd.                                               465
                                                                      ----------
                                                                           2,540
                                                                      ----------
APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     6,454  Adidas - Salomon AG                                              568
    75,900  Adidas AG ADR                                                  3,350
    13,111  Compagnie Financiere Richemont S.A.                            1,011
                                                                      ----------
                                                                           4,929
                                                                      ----------
AUTO PARTS & EQUIPMENT (0.1%)
     5,065  Continental AG                                                   560
    21,900  Denso Corp.                                                      720
    51,100  Toyoda Gosei Co. Ltd.                                          1,069
    38,800  Toyota Boshoku Corp.                                             401
                                                                      ----------
                                                                           2,750
                                                                      ----------

AUTOMOBILE MANUFACTURERS (0.3%)
    64,000  Daihatsu Motor Co., Ltd.                                       1,136
    68,711  Fiat S.p.A.*                                                     318
   167,000  Fuji Heavy Industries Ltd.                                     1,874
    73,000  Isuzu Motors Ltd.                                                428
    19,200  Nissan Motor Co. Ltd.                                            186
    45,600  Suzuki Motor Corp.                                             1,082
    31,100  Toyota Motor Corp.                                             1,334
       606  Volkswagen AG                                                    123
                                                                      ----------
                                                                           6,481
                                                                      ----------
BROADCASTING (0.0%)
   297,638  ITV plc                                                          472
                                                                      ----------
CABLE & SATELLITE (0.0%)
    38,293  British Sky Broadcasting Group plc                               466
                                                                      ----------
CASINOS & GAMING (0.1%)
   274,000  Galaxy Entertainment Group Ltd.*                               1,043
    40,000  SJM Holdings Ltd.                                                 94
                                                                      ----------
                                                                           1,137
                                                                      ----------
CONSUMER ELECTRONICS (0.0%)
    11,200  Sony Corp.                                                       109
                                                                      ----------
DEPARTMENT STORES (0.0%)
    10,900  Next plc                                                         639
                                                                      ----------
HOTELS, RESORTS & CRUISE LINES (0.1%)
     8,600  Carnival plc                                                     348
   134,899  TUI Travel plc                                                   586
                                                                      ----------
                                                                             934
                                                                      ----------
LEISURE FACILITIES (0.1%)
     6,300  Oriental Land Co. Ltd.                                           811
                                                                      ----------
LEISURE PRODUCTS (0.1%)
    87,000  Namco Bandai Holdings, Inc.                                    1,221
    13,900  Sega Sammy Holdings, Inc.                                        231
     9,500  Shimano, Inc.                                                    628
                                                                      ----------
                                                                           2,080
                                                                      ----------
PUBLISHING (0.0%)
     1,323  Wolters Kluwer N.V.                                               25
                                                                      ----------
RESTAURANTS (0.0%)
    16,002  Whitbread plc                                                    615
                                                                      ----------

================================================================================

12  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
TIRES & RUBBER (0.1%)
    12,667  Compagnie Generale des Etablissements Michelin            $    1,178
                                                                      ----------
            Total Consumer Discretionary                                  25,513
                                                                      ----------
CONSUMER STAPLES (1.5%)
-----------------------
AGRICULTURAL PRODUCTS (0.1%)
 2,329,000  Golden Agri-Resources Ltd.                                     1,259
                                                                      ----------
BREWERS (0.2%)
     8,740  Heineken Holding N.V.                                            473
     9,107  Heineken N.V.                                                    601
    25,496  InBev N.V.                                                     2,234
     5,313  SABMiller plc                                                    241
                                                                      ----------
                                                                           3,549
                                                                      ----------
DISTILLERS & VINTNERS (0.1%)
    52,382  Diageo plc                                                     1,558
                                                                      ----------
FOOD RETAIL (0.2%)
     3,338  Casino Guichard-Perrachon S.A.                                   303
     2,987  Delhaize Group                                                   110
   141,999  J Sainsbury plc                                                  777
   101,602  Koninklijke Ahold N.V.                                         1,289
    26,800  Seven & I Holdings Co. Ltd.                                      781
    96,977  Tesco plc                                                        505
   164,908  William Morrison Supermarket plc                                 710
     8,957  Woolworths Ltd.                                                  274
                                                                      ----------
                                                                           4,749
                                                                      ----------
HOUSEHOLD PRODUCTS (0.0%)
    16,748  Reckitt Benckiser Group plc                                    1,053
                                                                      ----------
HYPERMARKETS & SUPER CENTERS (0.1%)
    46,600  Aeon Co. Ltd.                                                    521
    37,287  Wesfarmers Ltd.                                                1,384
                                                                      ----------
                                                                           1,905
                                                                      ----------
PACKAGED FOODS & MEAT (0.6%)
    60,822  Nestle S.A.                                                    3,981
    39,492  Suedzucker AG                                                  1,556
    38,320  Tate & Lyle plc                                                  475
    40,106  Unilever N.V.                                                  1,522
   126,950  Unilever N.V.                                                  4,802
     6,137  Unilever plc                                                     236
                                                                      ----------
                                                                          12,572
                                                                      ----------
PERSONAL PRODUCTS (0.0%)
     1,329  L'Oreal S.A.                                                     180
                                                                      ----------
TOBACCO (0.2%)
    34,892  British American Tobacco plc                                   1,830
    25,921  Imperial Tobacco Group plc                                     1,037
    71,700  Japan Tobacco, Inc.                                            2,149
                                                                      ----------
                                                                           5,016
                                                                      ----------
            Total Consumer Staples                                        31,841
                                                                      ----------
ENERGY (1.0%)
-------------
INTEGRATED OIL & GAS (0.7%)
    12,900  BG Group plc                                                     221
   450,970  BP plc                                                         3,118
   110,834  ENI S.p.A.                                                     2,621
    15,389  Repsol YPF S.A.                                                  327
    76,646  Royal Dutch Shell plc "A"                                      2,566
    65,079  Royal Dutch Shell plc "B"                                      2,246
    37,963  Statoil ASA                                                      928
    53,587  Total S.A.                                                     2,682
                                                                      ----------
                                                                          14,709
                                                                      ----------
OIL & GAS DRILLING (0.1%)
    39,857  Seadrill Ltd.                                                  1,534
     7,747  Transocean Ltd.                                                  355
                                                                      ----------
                                                                           1,889
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,500  AMEC plc                                                          42
    19,608  Petrofac Ltd.                                                    511
    46,100  Schlumberger Ltd.                                              3,302
       816  Technip S.A.                                                      95
     8,202  Tenaris S.A.                                                     162
                                                                      ----------
                                                                           4,112
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION (0.0%)
        20  INPEX Holdings, Inc.                                             107
     6,900  Tullow Oil plc                                                   152
                                                                      ----------
                                                                             259
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING (0.0%)
     3,000  Idemitsu Kosan Co. Ltd.                                   $      246
                                                                      ----------
            Total Energy                                                  21,215
                                                                      ----------
FINANCIALS (2.1%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   334,379  Aberdeen Asset Management plc                                  1,811
                                                                      ----------
DIVERSIFIED BANKS (1.3%)
   446,000  Aozora Bank Ltd.                                               1,374
    41,188  Australia and New Zealand Banking Group Ltd.                   1,047
   155,676  Banco Santander S.A.                                           1,197
   487,059  Barclays plc                                                   1,920
   393,000  BOC Hong Kong Holdings Ltd.                                    1,207
    33,634  Commonwealth Bank of Australia                                 2,095
     5,000  DBS Group Holdings Ltd.                                           59
   413,426  HSBC Holdings plc                                              4,224
   233,300  Mitsubishi UFJ Financial Group, Inc.                           1,067
     3,040  Mitsubishi UFJ Lease & Finance Co., Ltd.                         132
 1,151,500  Mizuho Financial Group, Inc.                                   1,844
    45,161  National Australia Bank Ltd.                                   1,145
    19,000  Overseas Chinese Town Asia Holdings Ltd.                         147
   140,760  Skandinaviska Enskilda Banken "A"                              1,133
    62,464  Standard Chartered plc                                         1,456
    42,100  Sumitomo Mitsui Financial Group, Inc.                          1,356
    68,000  Sumitomo Mitsui Trust Holdings, Inc.                             206
    20,771  Svenska Handelsbanken AB "A"                                     738
   109,234  Swedbank AB "A"                                                2,018
    96,820  Westpac Banking Corp.                                          2,577
                                                                      ----------
                                                                          26,942
                                                                      ----------
DIVERSIFIED CAPITAL MARKETS (0.0%)
     8,829  Deutsche Bank AG                                                 390
     5,008  UBS AG*                                                           78
                                                                      ----------
                                                                             468
                                                                      ----------
LIFE & HEALTH INSURANCE (0.2%)
    67,222  AEGON N.V.                                                       387
    72,200  AIA Group Ltd.                                                   282
   136,557  Legal & General Group plc                                        319
   114,700  Old Mutual plc                                                   315
    85,686  Prudential plc                                                 1,242
    93,601  Standard Life plc                                                480
     3,278  Swiss Life Holding AG                                            438
                                                                      ----------
                                                                           3,463
                                                                      ----------
MULTI-LINE INSURANCE (0.2%)
     9,835  Allianz Holding AG                                             1,279
    90,756  AXA S.A.                                                       1,491
    15,402  Sampo OYJ "A"                                                    492
     3,640  Zurich Financial Services AG                                     929
                                                                      ----------
                                                                           4,191
                                                                      ----------
MULTI-SECTOR HOLDINGS (0.0%)
     1,226  Investor AB                                                       28
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     7,570  ORIX Corp.                                                       759
                                                                      ----------
PROPERTY & CASUALTY INSURANCE (0.0%)
    10,798  Admiral Group                                                    193
    82,539  Insurance Australia Group Ltd.                                   399
                                                                      ----------
                                                                             592
                                                                      ----------
REAL ESTATE DEVELOPMENT (0.1%)
    79,000  Cheung Kong Holdings Ltd.                                      1,204
   250,000  Keppel Land Ltd.                                                 737
    46,000  Sino Land Co.                                                     83
                                                                      ----------
                                                                           2,024
                                                                      ----------
REAL ESTATE OPERATING COMPANIES (0.0%)
    11,000  Hysan Development Co., Ltd.                                       53
                                                                      ----------
REGIONAL BANKS (0.0%)
   185,600  Resona Holdings, Inc.                                            777
                                                                      ----------

================================================================================

14  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
REINSURANCE (0.2%)
    10,376  Hannover Rueckversicherung AG                             $      765
    11,487  Muenchener Rueckversicherungs-Gesellschaft AG                  1,961
    31,035  Swiss Re Ltd.*                                                 2,235
                                                                      ----------
                                                                           4,961
                                                                      ----------
            Total Financials                                              46,069
                                                                      ----------
HEALTH CARE (1.1%)
------------------
BIOTECHNOLOGY (0.1%)
    19,600  Actelion Ltd.                                                    971
    11,500  CSL Ltd.                                                         620
                                                                      ----------
                                                                           1,591
                                                                      ----------
HEALTH CARE FACILITIES (0.0%)
     7,106  Ramsay Health Care                                               197
                                                                      ----------
HEALTH CARE SERVICES (0.0%)
     1,548  Fresenius SE & Co.                                               179
                                                                      ----------
HEALTH CARE SUPPLIES (0.0%)
     2,775  Coloplast A/S "B"                                                648
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES (0.0%)
     4,900  Lonza Group AG                                                   236
                                                                      ----------
PHARMACEUTICALS (1.0%)
    51,779  AstraZeneca plc                                                2,461
    25,365  Bayer AG                                                       2,294
   117,386  GlaxoSmithKline plc                                            2,510
    48,343  Novartis AG                                                    2,992
     8,303  Novo Nordisk A/S                                               1,319
    48,281  Orion Oyj "B"                                                  1,293
    19,252  Roche Holding AG                                               3,789
    38,471  Sanofi-Aventis S.A.                                            3,435
    25,278  Teva Pharmaceutical Industries Ltd.                            1,027
                                                                      ----------
                                                                          21,120
                                                                      ----------
            Total Health Care                                             23,971
                                                                      ----------
INDUSTRIALS (1.3%)
------------------
AEROSPACE & DEFENSE (0.1%)
   216,574  BAE Systems plc                                                1,136
    54,738  European Aeronautic Defense and Space Co. N.V.                 1,843
    79,000  Singapore Technologies Engineering Ltd.                          237
                                                                      ----------
                                                                           3,216
                                                                      ----------
AIR FREIGHT & LOGISTICS (0.1%)
    69,640  Deutsche Post AG                                               1,445
                                                                      ----------
BUILDING PRODUCTS (0.0%)
       675  Geberit AG                                                       143
                                                                      ----------
CONSTRUCTION & ENGINEERING (0.1%)
    25,576  ACS Actividades de Construccion y Servicios S.A.                 547
    71,000  Chiyoda Corp.                                                  1,021
     7,545  Eiffage S.A.                                                     302
    44,661  Ferrovial S.A.                                                   662
     9,808  Vinci S.A.                                                       433
                                                                      ----------
                                                                           2,965
                                                                      ----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   100,916  Fiat Industrial S.p.A.                                         1,079
   181,000  Hino Motors                                                    1,554
    29,400  Hitachi Construction Machinery Co. Ltd.                          515
    29,872  Volvo AB "B"                                                     423
                                                                      ----------
                                                                           3,571
                                                                      ----------
DIVERSIFIED SUPPORT SERVICES (0.0%)
    24,800  Babcock International Group plc                                  396
                                                                      ----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,024  Legrand S.A.                                                      41
     4,058  Prysmian S.p.A.                                                   77
    15,755  Schneider Electric S.A.                                        1,107
                                                                      ----------
                                                                           1,225
                                                                      ----------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    56,968  Capita Group plc                                                 696
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.2%)
       760  Delek Group Ltd.                                          $      171
    18,000  Hutchison Whampoa Ltd.                                           185
    42,000  Keppel Corp.Ltd.                                                 368
    66,330  Koninklijke Philips Electronics N.V.                           1,713
     4,722  Siemens AG                                                       487
    22,494  Smiths Group plc                                                 395
                                                                      ----------
                                                                           3,319
                                                                      ----------
INDUSTRIAL MACHINERY (0.1%)
    65,000  Ishikawajima-Harima Heavy Industries Co. Ltd.                    144
    15,567  Kone Oyj "B"                                                   1,166
    10,492  Metso Corp.                                                      395
                                                                      ----------
                                                                           1,705
                                                                      ----------
OFFICE SERVICES & SUPPLIES (0.0%)
     3,948  Societe BIC S.A.                                                 493
                                                                      ----------
RAILROADS (0.1%)
    18,200  Central Japan Railway Co.                                      1,442
     9,200  East Japan Railway Co.                                           604
    21,500  MTR Corp. Ltd.                                                    86
    19,200  West Japan Railway Co.                                           767
                                                                      ----------
                                                                           2,899
                                                                      ----------
RESEARCH & CONSULTING SERVICES (0.0%)
     8,900  Intertek Group plc                                               441
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
    57,800  ITOCHU Corp.                                                     578
   145,000  Marubeni Corp.                                                   955
     3,816  Rexel S.A.                                                        74
    73,100  Sumitomo Corp.                                                   907
    78,900  Toyota Tsusho Corp.                                            1,817
                                                                      ----------
                                                                           4,331
                                                                      ----------
TRUCKING (0.1%)
   215,000  ComfortDelGro Corp. Ltd.                                         303
    15,445  DSV Air & Sea, Inc.                                              365
   124,000  Nippon Express Co.                                               445
                                                                      ----------
                                                                           1,113
                                                                      ----------
            Total Industrials                                             27,958
                                                                      ----------

INFORMATION TECHNOLOGY (0.4%)
-----------------------------
APPLICATION SOFTWARE (0.1%)
     7,092  Dassault Systemes S.A. ADR                                       803
    22,608  SAP AG                                                         1,765
                                                                      ----------
                                                                           2,568
                                                                      ----------
COMPUTER HARDWARE (0.0%)
    70,000  NEC Corp.*                                                       122
                                                                      ----------
COMPUTER STORAGE & PERIPHERALS (0.0%)
    10,714  Gemalto N.V.                                                     985
                                                                      ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    20,363  Hexagon AB "B"                                                   504
    28,500  Hitachi High-Technologies Corp.                                  633
    62,000  Hitachi Ltd.                                                     358
     1,000  Keyence Corp.                                                    279
    10,300  Yokogawa Electric Corp.                                          109
                                                                      ----------
                                                                           1,883
                                                                      ----------
INTERNET SOFTWARE & SERVICES (0.1%)
     8,800  Dena Co. Ltd.                                                    323
     3,941  Yahoo Japan Corp.                                              1,323
                                                                      ----------
                                                                           1,646
                                                                      ----------
IT CONSULTING & OTHER SERVICES (0.1%)
    16,233  Cap Gemini S.A.                                                  687
    14,200  Otsuka Corp.                                                   1,127
                                                                      ----------
                                                                           1,814
                                                                      ----------
OFFICE ELECTRONICS (0.0%)
     6,000  Konica Minolta
            Holdings, Inc.                                                    43
                                                                      ----------
SEMICONDUCTORS (0.0%)
    23,700  ARM Holdings plc                                                 294
       790  Mellanox Technologies Ltd.*                                       60
                                                                      ----------
                                                                             354
                                                                      ----------
            Total Information Technology                                   9,415
                                                                      ----------
MATERIALS (1.0%)
----------------
COMMODITY CHEMICALS (0.0%)
    10,500  Kuraray Co.                                                      130
                                                                      ----------

================================================================================

16  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
     6,986  Imerys S.A.                                               $      415
                                                                      ----------
DIVERSIFIED CHEMICALS (0.2%)
    29,534  BASF SE                                                        2,647
    17,938  Lanxess AG                                                     1,561
                                                                      ----------
                                                                           4,208
                                                                      ----------
DIVERSIFIED METALS & MINING (0.4%)
    15,811  Anglo American Capital plc                                       439
    61,155  BHP Billiton Ltd.                                              2,195
    68,130  BHP Billiton plc                                               2,142
    25,695  Boliden AB                                                       455
    22,255  Glencore International PLC                                       123
     6,889  Iluka Resources Ltd.                                              59
    23,900  Kazakhmys plc                                                    273
     9,349  Rio Tinto Ltd.                                                   573
    37,714  Rio Tinto plc                                                  1,869
    77,521  Xstrata plc                                                    1,284
                                                                      ----------
                                                                           9,412
                                                                      ----------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    60,468  Incitec Pivot Ltd.                                               199
    38,528  Israel Chemicals Ltd.                                            475
     4,872  K&S AG                                                           220
     1,397  Syngenta AG                                                      560
    28,041  Yara International ASA                                         1,406
                                                                      ----------
                                                                           2,860
                                                                      ----------
INDUSTRIAL GASES (0.1%)
     4,084  Air Liquide S.A.                                                 499
     5,404  Linde AG                                                         934
                                                                      ----------
                                                                           1,433
                                                                      ----------
SPECIALTY CHEMICALS (0.1%)
   107,000  Daicel Chemical Industries Ltd.                                  652
     6,651  Koninklijke DSM N.V.                                             383
    11,100  Nitto Denko Corp.                                                578
                                                                      ----------
                                                                           1,613
                                                                      ----------
STEEL (0.1%)
   385,274  Fortescue Metals Group Ltd.                                    1,572
                                                                      ----------
            Total Materials                                               21,643
                                                                      ----------

TELECOMMUNICATION SERVICES (0.7%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   415,208  BT Group plc                                                   1,553
    90,928  Deutsche Telekom AG                                            1,002
    10,677  France Telecom S.A.                                              113
    37,400  Nippon Telegraph & Telephone Corp.                             1,672
     2,343  Swisscom AG                                                      986
     8,749  Telefonica S.A.                                                  115
    24,129  Vivendi S.A.                                                     518
                                                                      ----------
                                                                           5,959
                                                                      ----------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    28,200  KDDI Corp.                                                     2,087
     1,424  Millicom International Cellular S.A.                             122
       191  NTT DOCOMO, Inc.                                                 276
    63,900  SoftBank Corp.                                                 2,395
   545,156  Vodafone Group plc                                             1,408
    83,000  Vodafone Group plc ADR                                         2,141
                                                                      ----------
                                                                           8,429
                                                                      ----------
            Total Telecommunication Services                              14,388
                                                                      ----------
UTILITIES (0.4%)
----------------
ELECTRIC UTILITIES (0.2%)
    47,000  Cheung Kong Infrastructure Holdings Ltd.                         286
   231,971  EDP-Energias de Portugal                                         587
   303,458  Enel S.p.A.                                                    1,150
    10,000  Hong Kong Electric Holdings Ltd.                                  88
   209,760  Iberdrola S.A.                                                 1,042
     7,089  Red Electrica de Espana                                          329
     5,725  Scottish & Southern Energy plc                                   131
   238,957  SP AusNet                                                        264
                                                                      ----------
                                                                           3,877
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
PRICIPAL                                                                  MARKET
AMOUNT                                                                     VALUE
$(000)/SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
GAS UTILITIES (0.1%)
    73,443     Enagas S.A.                                            $    1,503
    26,006     Gas Natural SDG S.A.                                          404
                                                                      ----------
                                                                           1,907
                                                                      ----------
MULTI-UTILITIES (0.1%)
    62,201     Centrica plc                                                  325
    72,816     Gaz de France S.A.                                          1,638
   161,817     National Grid plc                                           1,827
                                                                      ----------
                                                                           3,790
                                                                      ----------
               Total Utilities                                             9,574
                                                                      ----------
               Total Common Stocks
                 (cost: $213,947)                                        231,587
                                                                      ----------

PREFERRED SECURITIES (1.0%)

CONSUMER DISCRETIONARY (0.1%)
-----------------------------
AUTOMOBILE MANUFACTURERS (0.1%)
     6,722     Volkswagen AG                                               1,455
                                                                      ----------
CONSUMER STAPLES (0.0%)
-----------------------
HOUSEHOLD PRODUCTS (0.0%)
     4,995     Henkel AG & Co. KGaA                                          417
                                                                      ----------
FINANCIALS (0.9%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   374,826     ING Groep N.V., 7.38%, perpetual                            9,478
                                                                      ----------
REINSURANCE (0.5%)
     3,000     American Overseas Group Ltd., 7.50%, non-cumulative,
                 perpetual, acquired 1/23/2007 - 3/02/2007;
                 cost $3,065(c),(d)                                          750
    $9,650     Swiss Re Capital I, LP, 6.85%, redeemable,
                 perpetual(b)                                             10,092
                                                                      ----------
                                                                          10,842
                                                                      ----------
               Total Financials                                           20,320
                                                                      ----------
               Total Preferred Securities
                 (cost: $21,003)                                          22,192
                                                                      ----------

--------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS (11.2%)
 1,705,064     iShares MSCI EAFE Index Fund                               93,932
 3,241,701     Vanguard MSCI Emerging Markets ETF                        136,281
   250,000     Vanguard MSCI European ETF                                 11,800
                                                                      ----------
               Total Exchange-Traded Funds
                 (cost: $242,246)                                        242,013
                                                                      ----------
               Total International Equity Securities
                 (cost: $477,196)                                        495,792
                                                                      ----------

PRECIOUS METALS AND MINERALS SECURITIES (3.5%)

GOLD (1.9%)

AFRICAN GOLD COMPANIES (0.2%)
    75,000     AngloGold Ashanti Ltd. ADR                                  2,323
   190,000     Gold Fields Ltd. ADR                                        2,333
    50,000     Harmony Gold Mining Co. Ltd. ADR                              391
                                                                      ----------
                                                                           5,047
                                                                      ----------
AUSTRALIAN GOLD COMPANIES (0.1%)
    86,989     Newcrest Mining Ltd.                                        2,329
                                                                      ----------
EUROPEAN GOLD COMPANIES (0.1%)
    15,000     Randgold Resources Ltd. ADR                                 1,610
                                                                      ----------
NORTH AMERICAN GOLD COMPANIES (1.4%)
    32,000     Agnico-Eagle Mines Ltd.                                     1,786
   100,000     Alamos Gold, Inc.                                           1,883
    60,000     Allied Nevada Gold Corp.*                                   1,953
   313,000     AuRico Gold, Inc.*                                          2,466
    57,000     Barrick Gold Corp.                                          1,968
   200,000     Centerra Gold, Inc.                                         1,794
   188,000     Eldorado Gold Corp.                                         2,722
    52,000     Goldcorp, Inc.                                              2,012
   140,000     IAMGOLD Corp.                                               1,656
   200,000     Kinross Gold Corp.                                          2,016

================================================================================

18  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES      SECURITY                                                       (000)
--------------------------------------------------------------------------------
    40,000  Newmont Mining Corp.                                      $    1,884
   240,000  Osisko Mining Corp.*                                           1,957
    16,000  Royal Gold, Inc.                                               1,292
   500,000  Semafo, Inc.                                                   1,747
   100,000  Yamana Gold, Inc.                                              1,880
                                                                      ----------
                                                                          29,016
                                                                      ----------
SOUTH AMERICAN GOLD COMPANIES (0.1%)
    68,000  Compania de Minas Buenaventura S.A. ADR                        2,228
                                                                      ----------
            Total Gold
              (cost: $34,765)                                             40,230
                                                                      ----------

PLATINUM GROUP METALS (0.1%)
    70,000  Impala Platinum Holdings Ltd.
              (cost: $1,082)                                               1,139
                                                                      ----------
SILVER (0.1%)
     4,666  Fresnillo plc                                                    149
   130,000  Pan American Silver Corp.                                      2,476
                                                                      ----------
            Total Silver (cost: $3,119)                                    2,625
                                                                      ----------
EXCHANGE-TRADED FUNDS (1.4%)
   181,842  SPDR Gold Trust*                                              30,195
                                                                      ----------
            Total Exchange-Traded Funds
              (cost: $31,028)                                             30,195
                                                                      ----------
            Total Precious Metals and Minerals Securities
              (cost: $69,994)                                             74,189
                                                                      ----------

GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)

COMMON STOCKS (0.4%)

DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    30,000  Daiwa House Industry Co. Ltd.                                    459
    27,000  Kerry Properties Ltd.                                            137
   165,412  Lend Lease Group                                               1,485
    42,000  Sun Hung Kai Properties Ltd.                                     615
    90,000  UOL Group Ltd.                                                   429
   193,000  Wharf Holdings Ltd.                                            1,493
                                                                      ----------
            Total Diversified Real Estate Activities                       4,618
                                                                      ----------
REITs -- DIVERSIFIED (0.0%)
   108,472  BGP Holdings plc, acquired 8/06/2009;
              cost: $0*(c),(d)                                                 -
   233,437  GPT Group                                                        850
                                                                      ----------
            Total REITs -- Diversified                                       850
                                                                      ----------
REITs -- RETAIL (0.2%)
   260,329  CFS Retail Property Trust                                        527
   215,500  Link REIT                                                      1,178
     1,791  Shopping Centres Australasia Reit*                                 3
     2,354  Unibail-Rodamco                                                  552
   469,664  Westfield Retail Trust                                         1,465
                                                                      ----------
            Total REITs -- Retail                                          3,725
                                                                      ----------
            Total Common Stocks
              (cost: $7,883)                                               9,193
                                                                      ----------

PREFERRED SECURITIES (0.3%)

REITs -- OFFICE (0.3%)
   248,273  CommonWealth REIT, 6.50%, perpetual*                           5,795
    35,000  Commonwealth REIT, Series E, 7.25%,
              cumulative redeemable, perpetual                               870
                                                                      ----------
            Total REITs -- Office                                          6,665
                                                                      ----------
            Total Preferred Securities
              (cost: $6,823)                                               6,665
                                                                      ----------
            Total Global Real Estate Equity Securities
              (cost: $14,706)                                             15,858
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            BONDS (38.3%)

            CORPORATE OBLIGATIONS (14.7%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            ADVERTISING (0.1%)
$    2,000  Clear Channel Worldwide Holdings, Inc.(b)               6.50%      11/15/2022     $    2,000
                                                                                              ----------
            CASINOS & GAMING (0.1%)
     2,000  Marina District Finance Co., Inc.                       9.88        8/15/2018          1,915
                                                                                              ----------
            Total Consumer Discretionary                                                           3,915
                                                                                              ----------
            ENERGY (2.3%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,000  Arch Coal, Inc.(b)                                      9.88        6/15/2019          2,025
                                                                                              ----------
            INTEGRATED OIL & GAS (0.1%)
     1,750  Northern Tier Energy, LLC(b)                            7.13       11/15/2020          1,763
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     2,000  GMX Resources, Inc.                                    11.00       12/01/2017          1,910
     2,000  Halcon Resources Corp.(b)                               8.88        5/15/2021          2,075
     3,065  Quicksilver Resources, Inc.                            11.75        1/01/2016          3,057
    10,000  Quicksilver Resources, Inc.                             7.13        4/01/2016          8,150
     2,000  Samson Investment Co.(e)                                6.00        9/25/2018          2,018
                                                                                              ----------
                                                                                                  17,210
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (1.3%)
     8,780  Enbridge Energy Partners, LP(a)                         8.05       10/01/2037          9,931
     4,780  Enterprise Products Operating, LP(a)                    7.00        6/01/2067          5,142
       700  Inergy Midstream, LP(b),(f)                             6.00       12/15/2020            714
     2,000  Sabine Pass LNG, LP(b)                                  6.50       11/01/2020          2,008
    11,870  Southern Union Co.(a)                                   3.33(g)    11/01/2066         10,238
                                                                                              ----------
                                                                                                  28,033
                                                                                              ----------
            Total Energy                                                                          49,031
                                                                                              ----------
            FINANCIALS (8.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    12,500  State Street Capital Trust IV                           1.39(g)     6/15/2037          9,706
                                                                                              ----------
            CONSUMER FINANCE (0.8%)
     8,052  American Express Co.(a)                                 6.80        9/01/2066          8,686
     8,000  Capital One Financial Corp.(a)                          7.69        8/15/2036          8,070
                                                                                              ----------
                                                                                                  16,756
                                                                                              ----------
            DIVERSIFIED BANKS (0.1%)
     2,000  Compass Bank                                            6.40       10/01/2017          2,168
                                                                                              ----------

================================================================================

20  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (1.1%)
$    9,800  Great-West Life & Annuity Insurance Co.(b)             7.15%        5/16/2046     $   10,119
     4,500  Principal Financial Global Fund, LLC                   0.87(g)      1/10/2031          3,471
     9,930  StanCorp Financial Group, Inc.                         6.90         6/01/2067          9,880
                                                                                              ----------
                                                                                                  23,470
                                                                                              ----------
            MULTI-LINE INSURANCE (2.0%)
    21,252  Genworth Financial, Inc.(a)                            6.15        11/15/2066         14,371
    16,455  Glen Meadow(a),(b)                                     6.51         2/12/2067         14,892
    14,110  Nationwide Mutual Insurance Co.(a),(b)                 5.81        12/15/2024         13,604
                                                                                              ----------
                                                                                                  42,867
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
     2,500  Countrywide Financial Corp.                            6.25         5/15/2016          2,761
     3,137  ILFC E-Capital Trust I(b)                              4.52(g)     12/21/2065          2,224
     5,000  JPMorgan Chase Capital XIII                            1.31(g)      9/30/2034          3,927
     8,000  JPMorgan Chase Capital XXI                             1.26(g)      2/02/2037          6,033
                                                                                              ----------
                                                                                                  14,945
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (1.8%)
     9,800  Allstate Corp.(a)                                      6.13         5/15/2037         10,156
     5,325  BNSF Funding Trust I                                   6.61        12/15/2055          6,051
     3,000  HSB Group, Inc.                                        1.25(g)      7/15/2027          2,100
     8,000  Ironshore Holdings, Inc.(b)                            8.50         5/15/2020          8,885
     4,000  Progressive Corp.                                      6.70         6/15/2037          4,310
     1,000  RLI Corp.(a)                                           5.95         1/15/2014          1,046
     6,500  Travelers Companies, Inc.(a)                           6.25         3/15/2037          6,904
                                                                                              ----------
                                                                                                  39,452
                                                                                              ----------
            REGIONAL BANKS (1.1%)
     1,000  Allfirst Preferred Capital Trust                       1.84(g)      7/15/2029            779
     3,000  Cullen/Frost Bankers, Inc.(a)                          0.84(g)      2/15/2017          2,882
     1,000  Emigrant Bancorp, Inc.(a),(b)                          6.25         6/15/2014            932
     3,500  First Empire Capital Trust I(a)                        8.23         2/01/2027          3,571
     4,000  First Maryland Capital Trust I                         1.34(g)      1/15/2027          3,244
     5,000  Fulton Capital Trust I(a)                              6.29         2/01/2036          4,764
     2,000  Huntington Capital II "B"                              1.01(g)      6/15/2028          1,467
     5,039  Manufacturers & Traders Trust Co.(a)                   5.63        12/01/2021          5,206
     2,000  Susquehanna Bancshares, Inc.(a)                        2.13(g)      5/01/2014          1,919
                                                                                              ----------
                                                                                                  24,764
                                                                                              ----------
            REINSURANCE (0.2%)
     4,000  Alterra Finance, LLC                                   6.25         9/30/2020          4,462
                                                                                              ----------
            REITs -- MORTGAGE (0.1%)
     2,000  Walter Investment Management(e),(f)                    7.75        11/28/2017          2,009
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            REITs -- RETAIL (0.1%)
$    3,000  New Plan Excel Realty Trust, Inc.                       5.30%       1/15/2015     $    2,805
       413  New Plan Excel Realty Trust, Inc.                       7.68       11/02/2026            399
                                                                                              ----------
                                                                                                   3,204
                                                                                              ----------
            Total Financials                                                                     183,803
                                                                                              ----------
            INDUSTRIALS (0.7%)
            ------------------
            AEROSPACE & DEFENSE (0.6%)
    13,560  Textron Financial Corp.(b)                              6.00        2/15/2067         11,935
                                                                                              ----------
            AIRLINES (0.1%)
     1,184  America West Airlines, Inc. Pass-Through Trust (INS)    7.93        1/02/2019          1,275
     1,262  United Air Lines, Inc. Pass-Through Trust(b)           12.00        7/15/2017          1,395
                                                                                              ----------
                                                                                                   2,670
                                                                                              ----------
            Total Industrials                                                                     14,605
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,000  First Data Corp.(b)                                     6.75       11/01/2020          2,025
                                                                                              ----------
            SEMICONDUCTORS (0.3%)
     6,400  Intel Corp.(b)                                          3.25        8/01/2039          7,400
                                                                                              ----------
            Total Information Technology                                                           9,425
                                                                                              ----------
            MATERIALS (0.1%)
            ----------------
            STEEL (0.1%)
     2,000  Atkore International, Inc.(b)                           9.88        1/01/2018          2,047
                                                                                              ----------
            UTILITIES (2.5%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
       437  Cedar Brakes II, LLC(b)                                 9.88        9/01/2013            450
     4,850  FPL Group Capital, Inc.(a)                              6.35       10/01/2066          5,194
     4,000  FPL Group Capital, Inc.(a)                              6.65        6/15/2067          4,306
       500  FPL Group Capital, Inc.                                 7.30        9/01/2067            556
     7,500  PPL Capital Funding, Inc.(a)                            6.70        3/30/2067          7,940
    16,326  Texas Competitive Electric Holdings Co., LLC(e),(f)     4.75       10/10/2017         10,682
     1,000  TXU Electricity Property Ltd. (INS)(a)                  7.25       12/01/2016          1,189
                                                                                              ----------
                                                                                                  30,317
                                                                                              ----------
            MULTI-UTILITIES (1.1%)
     6,350  Dominion Resources, Inc.(a)                             7.50        6/30/2066          7,054
     3,500  Dominion Resources, Inc.(a)                             2.66(g)     9/30/2066          3,311
     5,391  Integrys Energy Group, Inc.                             6.11       12/01/2066          5,693
     5,000  Puget Sound Energy, Inc.(a)                             6.97        6/01/2067          5,306

================================================================================

22  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    3,000  Wisconsin Energy Corp.                                  6.25%       5/15/2067     $    3,243
                                                                                              ----------
                                                                                                  24,607
                                                                                              ----------
            Total Utilities                                                                       54,924
                                                                                              ----------
            Total Corporate Obligations (cost: $285,716)                                         317,750
                                                                                              ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (5.4%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     9,650  TransCanada Pipelines Ltd.(a)                           6.35        5/15/2067         10,382
                                                                                              ----------
            FINANCIALS (4.3%)
            -----------------
            DIVERSIFIED BANKS (1.7%)
     5,485  Barclays Bank plc                                       0.75(g)             -(h)       2,327
     2,000  Barclays Bank plc                                       0.94(g)             -(h)         970
    11,500  Barclays Bank plc                                       1.00(g)             -(h)       5,578
     2,000  Barclays Bank plc(b)                                    7.70(g)             -(h)       2,065
     7,600  HSBC Bank plc                                           0.85(g)             -(h)       3,849
    18,000  HSBC Bank plc                                           1.00(g)             -(h)       9,180
     2,500  Landsbanki Islands hf, acquired 10/12/2007;
              cost $2,500(b),(c),(d),(k)                            7.43       12/31/2049              -
     4,000  Lloyds TSB Bank plc                                     0.81(g)             -(h)       1,840
     9,889  Royal Bank of Scotland Group plc                        9.50        3/16/2022         11,525
                                                                                              ----------
                                                                                                  37,334
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
     7,000  Deutsche Bank Capital Trust IV                          4.59(g)             -(h)       5,705
                                                                                              ----------
            MULTI-LINE INSURANCE (1.3%)
    10,725  AXA S.A.                                                1.68(g)             -(h)       6,060
    12,535  AXA S.A.                                                2.03(g)             -(h)       7,145
    16,415  Oil Insurance Ltd.(a),(b)                               3.34(g)             -(h)      14,836
                                                                                              ----------
            Total Multi-Line Insurance                                                            28,041
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
     5,000  QBE Capital Funding III, LP(b)                          7.25        5/24/2041          5,161
     7,670  QBE Insurance Group Ltd.(b)                             5.65        7/01/2023          7,617
                                                                                              ----------
                                                                                                  12,778
                                                                                              ----------
            REGIONAL BANKS (0.0%)
     3,000  Glitnir Banki hf, acquired 9/11/2006
              and 10/18/2006; cost $3,051(b),(c),(d),(k)            7.45                -(h)           -
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            REINSURANCE (0.4%)
$    4,000  Max USA Holdings Ltd.(a),(b)                           7.20%        4/14/2017     $    4,227
     3,750  Platinum Underwriters Finance, Inc.(a)                 7.50         6/01/2017          4,190
                                                                                              ----------
                                                                                                   8,417
                                                                                              ----------
            Total Financials                                                                      92,275
                                                                                              ----------
            MATERIALS (0.6%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
     2,900  Cemex Espana Luxembourg(b)                             9.88(g)      4/30/2019          3,172
                                                                                              ----------
            GOLD (0.1%)
     2,000  New Gold, Inc.(b)                                      6.25        11/15/2022          2,052
                                                                                              ----------
            STEEL (0.4%)
     8,500  ArcelorMittal                                          4.25         2/25/2015          8,590
                                                                                              ----------
            Total Materials                                                                       13,814
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $115,882)                             116,471
                                                                                              ----------

            ASSET-BACKED SECURITIES (0.2%)

            FINANCIALS (0.2%)
            -----------------
            ASSET-BACKED FINANCING (0.2%)
     3,000  SLM Student Loan Trust                                 0.79(g)      7/15/2036          1,884
     1,480  SLM Student Loan Trust                                 0.87(g)     10/25/2038          1,190
                                                                                              ----------
                                                                                                   3,074
                                                                                              ----------
            Total Financials                                                                       3,074
                                                                                              ----------
            Total Asset-Backed Securities (cost: $3,440)                                           3,074
                                                                                              ----------

            COMMERCIAL MORTGAGE SECURITIES (10.4%)

            FINANCIALS (10.4%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (10.4%)
     2,444  Banc of America Commercial Mortgage, Inc.(b)           5.23        12/10/2042          2,077
     2,000  Banc of America Commercial Mortgage, Inc.(a)           4.77         7/10/2043          2,007
     1,200  Banc of America Commercial Mortgage, Inc.              4.95         7/10/2043          1,287
    10,000  Banc of America Commercial Mortgage, Inc.              5.81         7/10/2044         10,250
     8,500  Banc of America Commercial Mortgage, Inc.              5.77         5/10/2045          8,689
     2,000  Banc of America Commercial Mortgage, Inc.              5.46         9/10/2045          2,099
     1,175  Banc of America Commercial Mortgage, Inc.              5.68         7/10/2046          1,323
     6,000  Banc of America Commercial Mortgage, Inc.(a)           5.18         9/10/2047          5,290
     5,493  Banc of America Commercial Mortgage, Inc.(a),(b)       6.14         9/10/2047          5,741
     2,500  Banc of America Commercial Mortgage, Inc.              6.20         2/10/2051          2,366
     2,000  Bear Stearns Commercial Mortgage Securities, Inc.      5.46        12/11/2040          1,666
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.      5.21         2/11/2041          3,871

================================================================================

24  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    2,000  Bear Stearns Commercial Mortgage Securities, Inc.      5.60%       10/12/2041     $    1,867
     5,440  Bear Stearns Commercial Mortgage Securities, Inc.      4.99         9/11/2042          5,515
     4,500  Citigroup Commercial Mortgage Trust                    5.40         7/15/2044          4,751
     8,000  Citigroup Commercial Mortgage Trust                    5.73         3/15/2049          7,946
     2,000  Citigroup Commercial Mortgage Trust                    5.48        10/15/2049          1,908
     6,000  Commercial Mortgage Loan Trust(a)                      6.02                 -(h)       6,268
    10,000  Commercial Mortgage Loan Trust                         6.08         7/10/2038          9,707
     2,000  Commercial Mortgage Loan Trust                         5.54        12/11/2049          2,193
     2,500  Credit Suisse Commercial Mortgage Trust                6.02         6/15/2038          2,748
     3,550  Credit Suisse Commercial Mortgage Trust(a)             5.55         2/15/2039          3,797
     2,213  Credit Suisse First Boston Mortgage
              Securities Corp.(b)                                  5.02         1/15/2037          2,132
     4,750  Credit Suisse First Boston Mortgage
              Securities Corp.(a)                                  5.10         8/15/2038          4,998
     3,000  GE Capital Commercial Mortgage Corp.                   5.33         3/10/2044          2,728
     4,000  GE Capital Commercial Mortgage Corp.                   5.07         7/10/2045          4,218
     5,355  GE Capital Commercial Mortgage Corp.                   5.61        12/10/2049          5,204
     3,500  GMAC Commercial Mortgage Securities, Inc.              4.97        12/10/2041          3,074
     1,000  GMAC Commercial Mortgage Securities, Inc.              4.98        12/10/2041            647
     2,200  GS Mortgage Securities Corp. II                        5.82         8/10/2038          1,966
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                                  4.99         9/12/2037          2,089
       625  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.00        10/15/2042            681
    11,225  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.04        10/15/2042         10,297
     8,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.57         4/15/2043          7,779
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.33        12/15/2044          2,114
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.33        12/15/2044          2,045
     2,500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.48         5/15/2045          2,605
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     5.41         5/15/2047          7,082
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     6.15         2/15/2051          2,100
     4,500  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                     6.26         2/15/2051          4,942
     3,000  LB-UBS Commercial Mortgage Trust(b)                    5.33        12/15/2036          2,960
     2,000  LB-UBS Commercial Mortgage Trust                       5.28         2/15/2041          1,888
     1,500  Merrill Lynch Mortgage Trust                           5.24        11/12/2037          1,655
     1,000  Merrill Lynch Mortgage Trust                           5.24        11/12/2037          1,049

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$    2,500  Merrill Lynch Mortgage Trust                           5.10%        7/12/2038     $    1,742
     6,500  Merrill Lynch Mortgage Trust                           5.14         7/12/2038          6,728
     1,000  Merrill Lynch Mortgage Trust                           5.31         7/12/2038            599
    11,500  Merrill Lynch Mortgage Trust                           5.67         5/12/2039         11,093
     7,000  Merrill Lynch Mortgage Trust                           5.01        10/12/2041          6,562
     1,000  Merrill Lynch Mortgage Trust                           5.38         1/12/2044            835
     3,000  ML-CFC Commercial Mortgage Trust                       5.42         8/12/2048          3,080
     3,000  ML-CFC Commercial Mortgage Trust(a)                    6.16         8/12/2049          3,095
     2,000  Morgan Stanley Capital I, Inc.                         5.82         6/11/2042          2,022
     3,500  Morgan Stanley Capital I, Inc.                         5.07         8/13/2042          3,649
       878  Morgan Stanley Capital I, Inc.                         5.15         8/13/2042            874
       723  Morgan Stanley Capital I, Inc.                         5.17         8/13/2042            707
     2,000  Morgan Stanley Capital I, Inc.                         5.47         3/12/2044          1,971
     6,500  Morgan Stanley Capital I, Inc.                         5.79         7/12/2044          7,129
     5,000  Morgan Stanley Capital I, Inc.(a)                      4.77         7/15/2056          5,219
       540  Wachovia Bank Commercial Mortgage Trust(b)             4.94        11/15/2034            541
     2,000  Wachovia Bank Commercial Mortgage Trust                5.36        12/15/2044          1,908
                                                                                              ----------
                                                                                                 225,373
                                                                                              ----------
            Total Financials                                                                     225,373
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $201,518)                                225,373
                                                                                              ----------

            U.S. GOVERNMENT AGENCY ISSUES (0.0%)(i)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         7  Government National Mortgage Assn. I                   6.50         5/15/2023              9
        26  Government National Mortgage Assn. I                   6.50         4/15/2024             30
        14  Government National Mortgage Assn. I                   7.50         3/15/2017             14
        15  Government National Mortgage Assn. I                   7.50         3/15/2017             16
         4  Government National Mortgage Assn. I                   8.00         6/15/2016              4
         1  Government National Mortgage Assn. I                   8.00         9/15/2016              1
         5  Government National Mortgage Assn. I                   8.00        11/15/2016              5
         2  Government National Mortgage Assn. I                   8.50         6/15/2016              2
         3  Government National Mortgage Assn. I                   8.50         6/15/2016              3
         3  Government National Mortgage Assn. I                   8.50         7/15/2016              3
         1  Government National Mortgage Assn. I                   8.50         9/15/2016              1
        10  Government National Mortgage Assn. I                   8.50        12/15/2016             10
         5  Government National Mortgage Assn. I                   8.50        12/15/2016              5
         -  Government National Mortgage Assn. I                   8.50         1/15/2017              1
         2  Government National Mortgage Assn. I                   8.50         1/15/2017              2
         1  Government National Mortgage Assn. I                   8.50         2/15/2017              1
         1  Government National Mortgage Assn. I                   9.00         6/15/2016              1
         1  Government National Mortgage Assn. I                   9.00         7/15/2016              1
         -  Government National Mortgage Assn. I                   9.00         8/15/2016              -
         1  Government National Mortgage Assn. I                   9.00         9/15/2016              1

================================================================================

26  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON                           VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$        1  Government National Mortgage Assn. I                   9.00%       10/15/2016     $        1
         1  Government National Mortgage Assn. I                   9.50         9/15/2016              1
         1  Government National Mortgage Assn. I                   9.50        11/15/2016              1
         1  Government National Mortgage Assn. I                   9.50        11/15/2016              1
                                                                                              ----------
                                                                                                     114
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $106)                                         114
                                                                                              ----------

            U.S. TREASURY SECURITIES (7.6%)

            BONDS (3.8%)
     4,030  2.75%, 8/15/2042                                                                       3,999
    75,500  3.00%, 5/15/2042                                                                      78,980
                                                                                              ----------
            Total Bonds                                                                           82,979
                                                                                              ----------
            NOTES (3.8%)
     2,030  1.63%, 8/15/2022                                                                       2,041
    78,000  1.75%, 5/15/2022                                                                      79,596
                                                                                              ----------
            Total Notes                                                                           81,637
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $162,102)                                      164,616
                                                                                              ----------

            MUNICIPAL BONDS (0.0%)

            CASINOS & GAMING (0.0%)
       760  Seneca Nation of Indians Capital Improvements
              Auth.(a)                                             6.75        12/01/2013            758
                                                                                              ----------
            Total Municipal Bonds (cost: $760)                                                       758
                                                                                              ----------
            Total Bonds (cost: $769,524)                                                         828,156
                                                                                              ----------

            MONEY MARKET INSTRUMENTS (2.5%)

            COMMERCIAL PAPER (0.5%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    10,521  Spectra Energy Capital, LLC(b),(l)                     0.37        12/03/2012         10,521
                                                                                              ----------

--------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (2.0%)
43,547,005  State Street Institutional Liquid Reserve Fund, 0.18%(j)                              43,547
                                                                                              ----------
            Total Money Market Instruments (cost: $54,068)                                        54,068
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $1,981,280)                                              $2,131,778
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER OF                                                                                          VALUE
CONTRACTS   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.2%)
     1,260  Put - S&P 500 Index expiring January 19, 2013 at 1410                             $    3,591
                                                                                              ----------
              TOTAL PURCHASED OPTIONS (COST: $5,169)                                          $    3,591
                                                                                              ----------

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                           $  408,648             $      -          $    -    $  408,648
  Preferred Securities                             -               28,570           4,340        32,910
  Exchanged-Traded Funds                     222,157                    -               -       222,157
International Equity Securities:
  Common Stocks                              231,587                    -               -       231,587
  Preferred Securities                        11,350               10,092             750        22,192
  Exchange-Traded Funds                      242,013                    -               -       242,013
Precious Metals And Minerals Securities:
  Gold                                        40,230                    -               -        40,230
  Platinum Group Metals                        1,139                    -               -         1,139
  Silver                                       2,625                    -               -         2,625
  Exchange-Traded Funds                       30,195                    -               -        30,195
Global Real Estate Equity Securities:
  Common Stocks                                9,193                    -               -         9,193
  Preferred Securities                         5,795                  870               -         6,665
Bonds:
  Corporate Obligations                            -              315,080           2,670       317,750
  Eurodollar And Yankee Obligations                -              116,471               -       116,471
  Asset-Backed Securities                          -                3,074               -         3,074
  Commercial Mortgage Securities                   -              225,373               -       225,373
  U.S. Government Agency Issues                    -                  114               -           114
  U.S. Treasury Securities                   164,616                    -               -       164,616
  Municipal Bonds                                  -                  758               -           758
Money Market Instruments:
  Commercial Paper                                 -               10,521               -        10,521
  Money Market Funds                          43,547                    -               -        43,547
Purchased Options                              3,591                    -               -         3,591
-------------------------------------------------------------------------------------------------------
Total                                     $1,416,686             $710,923          $7,760    $2,135,369
-------------------------------------------------------------------------------------------------------

================================================================================

28  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                        PREFERRED      CORPORATE
                                                       SECURITIES    OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of May 31, 2012                                 $5,020         $1,337
Purchases                                                       -          1,398
Sales                                                           -           (101)
Transfers into Level 3                                          -              -
Transfers out of Level 3                                        -              -
Net realized gain (loss)                                        -             (6)
Change in net unrealized appreciation/depreciation             70             42
--------------------------------------------------------------------------------
Balance as of November 30, 2012                            $5,090         $2,670
--------------------------------------------------------------------------------

For the period of June 1, 2012, through November 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.7% of net assets at November 30, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated

================================================================================

30  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) At November 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    (b)  Restricted security that is not registered under the Securities
         Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Security was fair valued at November 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2012, was $750,000, which represented 0.0% of the Fund's net assets.

    (e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (f) At November 30, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $3,682,000.

    (g) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2012.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (i) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed

================================================================================

32  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

         securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (j) Rate represents the money market fund annualized seven-day yield at November 30, 2012.

    (k) Currently the issuer is in default with respect to interest and/or principal payments.

    (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,981,280)               $2,131,778
   Purchased options, at market value (cost of $5,169)                                3,591
   Cash                                                                               2,292
   Cash denominated in foreign currencies (identified cost of $972)                     968
   Receivables:
      Capital shares sold                                                             3,149
      Dividends and interest                                                          9,514
      Securities sold                                                                22,021
   Variation margin on futures contracts                                                  1
                                                                                 ----------
         Total assets                                                             2,173,314
                                                                                 ----------
LIABILITIES
   Payables:
      Securities purchased                                                            7,533
      Capital shares redeemed                                                         1,403
   Accrued management fees                                                            1,320
   Accrued transfer agent's fees                                                         46
   Other accrued expenses and payables                                                  163
                                                                                 ----------
         Total liabilities                                                           10,465
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,162,849
                                                                                 ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                               $2,210,179
   Accumulated undistributed net investment income                                   48,174
   Accumulated net realized loss on investments, options, and
      futures transactions                                                         (244,399)
   Net unrealized appreciation of investments and options                           148,920
   Net unrealized depreciation of foreign currency translations                         (25)
                                                                                 ----------
            Net assets applicable to capital shares outstanding                  $2,162,849
                                                                                 ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   92,878
                                                                                 ==========
   Net asset value, redemption price, and offering price per share               $    23.29
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $232)                        $ 16,322
   Interest                                                                   23,554
                                                                            --------
         Total income                                                         39,876
                                                                            --------
EXPENSES
   Management fees                                                             8,275
   Administration and servicing fees                                           1,586
   Transfer agent's fees                                                       2,790
   Custody and accounting fees                                                   281
   Postage                                                                       122
   Shareholder reporting fees                                                     74
   Trustees' fees                                                                  7
   Registration fees                                                              23
   Professional fees                                                              72
   Other                                                                          19
                                                                            --------
         Total expenses                                                       13,249
                                                                            --------
NET INVESTMENT INCOME                                                         26,627
                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                               58,124
      Affiliated transactions (Note 7)                                           753
      Foreign currency transactions                                              (34)
      Options                                                                (20,044)
      Futures transactions                                                     2,223
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            104,928
      Foreign currency translations                                             (109)
      Options                                                                 (1,352)
      Futures contracts                                                       (1,694)
                                                                            --------
         Net realized and unrealized gain                                    142,795
                                                                            --------
   Increase in net assets resulting from operations                         $169,422
                                                                            ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2012 (unaudited), and year ended
May 31, 2012

--------------------------------------------------------------------------------

                                                               11/30/2012       5/31/2012
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $   26,627      $   60,473
   Net realized gain on investments                                58,877          26,000
   Net realized loss on foreign currency transactions                 (34)           (180)
   Net realized loss on options                                   (20,044)         (7,980)
   Net realized gain (loss) on futures transactions                 2,223          (5,663)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 104,928        (255,957)
      Foreign currency translations                                  (109)            (58)
      Options                                                      (1,352)          1,626
      Futures contracts                                            (1,694)            270
                                                               --------------------------
      Increase (decrease) in net assets resulting
         from operations                                          169,422        (181,469)
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                -         (60,000)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      128,853         272,170
   Reinvested dividends                                                 -          59,274
   Cost of shares redeemed                                       (166,231)       (353,419)
                                                               --------------------------
      Decrease in net assets from capital
         share transactions                                       (37,378)        (21,975)
                                                               --------------------------
   Net increase (decrease) in net assets                          132,044        (263,444)
NET ASSETS
   Beginning of period                                          2,030,805       2,294,249
                                                               --------------------------
   End of period                                               $2,162,849      $2,030,805
                                                               ==========================
Accumulated undistributed net investment income:
   End of period                                               $   48,174      $   21,547
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      5,704          12,239
   Shares issued for dividends reinvested                               -           2,827
   Shares redeemed                                                 (7,380)        (15,916)
                                                               --------------------------
      Decrease in shares outstanding                               (1,676)           (850)
                                                               ==========================

See accompanying notes to financial statements.

================================================================================

36  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve capital appreciation with a secondary focus on current income.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of

================================================================================

38  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and

================================================================================

40  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

        an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and certain bonds valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    prices obtained from broker-dealers participating in the market for these securities.

    However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a

================================================================================

42  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its

================================================================================

44  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2012*
    (IN THOUSANDS)

                                     ASSET DERIVATIVES               LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                             STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT ACCOUNTED    ASSETS AND                        ASSETS AND
FOR AS HEDGING               LIABILITIES                       LIABILITIES
INSTRUMENTS                  LOCATION            FAIR VALUE    LOCATION              FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts             Purchased             $3,591      Written options           $-
                             options; Net
                             unrealized
                             appreciation of
                             investments
                             and options
                             contracts
------------------------------------------------------------------------------------------------

    *For open derivative instruments as of November 30, 2012, see the portfolio of investments, which also is indicative of activity for the period ended November 30, 2012.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2012 (IN THOUSANDS)

DERIVATIVES                                                                 CHANGE IN UNREALIZED
NOT ACCOUNTED           STATEMENT OF                                        APPRECIATION
FOR AS HEDGING          OPERATIONS                  REALIZED GAIN (LOSS)    (DEPRECIATION)
INSTRUMENTS             LOCATION                    ON DERIVATIVES          ON DERIVATIVES
------------------------------------------------------------------------------------------------
Interest rate           Net realized and                $  2,223                $(1,694)
contracts               unrealized gain
                        (loss) on futures
                        transactions/Change
                        in unrealized
                        appreciation
                        (depreciation)
                        of futures
------------------------------------------------------------------------------------------------
Equity contracts        Net realized loss on             (20,044)                (1,352)
                        options transactions/
                        Change in net
                        unrealized appreciation/
                        depreciation of options
                        contracts
------------------------------------------------------------------------------------------------
Foreign exchange        Net realized                         (74)                   (87)
contracts               loss on foreign
                        currency transactions
------------------------------------------------------------------------------------------------
Total                                                   $(17,895)               $(3,133)
------------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective

================================================================================

46  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,623,000; none of which were when-issued securities.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian will suspend the bank credit arrangement. For the six-month period ended November 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2012, the Fund did not receive any brokerage commission recapture credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that

================================================================================

48  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2012, the Fund paid CAPCO facility fees of $7,000, which represents 3.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2012, the Fund had pre-enactment capital loss carryforwards of $268,013,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an

================================================================================

50  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2012, were $946,191,000 and $948,235,000, respectively.

As of November 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2012, were $202,446,000 and $53,526,000, respectively, resulting in net unrealized appreciation of $148,920,000.

For the six-month period ended November 30, 2012, transactions in written call and put options* were as follows:

                                                                 PREMIUMS
                                          NUMBER OF              RECEIVED
                                          CONTRACTS               (000's)
                                          --------------------------------
Outstanding May 31, 2012                   13,000                 $  4,089
Options written                            24,200                   13,754
Options terminated in closing
 purchase transactions                    (32,200)                 (17,533)
Options expired                            (5,000)                    (310)
                                          --------------------------------
Outstanding at November 30, 2012                -                 $      -
                                          ================================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Flexible Funds Index over the performance period. The Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365

================================================================================

52  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $8,275,000, which included a 0.03% performance adjustment of $345,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to QMA, of $234,000.

    Effective October 15, 2012, the Manager terminated its investment subadvisory agreement with Batterymarch Financial Management, Inc. (Batterymarch). For the six-month period ended November 30, 2012, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $102,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,586,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2012, the Fund reimbursed the Manager $30,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2013, to limit the annual expenses of the Fund to 1.28% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,790,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

54  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2012, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                           NET REALIZED
                                                            COST TO          GAIN TO
      SELLER                          PURCHASER            PURCHASER          SELLER
----------------------------------------------------------------------------------------
USAA Cornerstone                USAA Cornerstone
  Moderately Aggressive Fund      Aggressive Fund         $  665,000         $ 96,000
USAA Cornerstone                USAA Cornerstone
  Moderately Aggressive Fund      Moderately
                                  Conservative Fund        2,770,000          657,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                 NOVEMBER 30,                      YEAR ENDED MAY 31,
                               ------------------------------------------------------------------------------------------
                                     2012            2012            2011            2010            2009            2008
                               ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period           $    21.48      $    24.05      $    20.43      $    17.21      $    24.17      $    28.51
                               ------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .29             .65             .57             .65             .57             .46
 Net realized and
  unrealized gain (loss)             1.52           (2.58)           3.67(a)         3.19           (7.02)          (1.16)
                               ------------------------------------------------------------------------------------------
Total from investment
 operations                          1.81           (1.93)           4.24            3.84           (6.45)           (.70)
                               ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  -            (.64)           (.62)           (.62)           (.51)           (.44)
 Realized capital gains                 -               -               -               -               -           (3.20)
                               ------------------------------------------------------------------------------------------
Total distributions                     -            (.64)           (.62)           (.62)           (.51)          (3.64)
                               ------------------------------------------------------------------------------------------
Net asset value at
 end of period                 $    23.29      $    21.48      $    24.05      $    20.43      $    17.21      $    24.17
                              ===========================================================================================
Total return (%)*                    8.43           (7.96)          20.93(a)        22.31          (26.39)          (2.79)
Net assets at end
 of period (000)               $2,162,849      $2,030,805      $2,294,249      $1,924,153      $1,603,954      $2,243,804
Ratios to average
 net assets:**
 Expenses (%)(b)                     1.25(e)         1.27            1.25(c)         1.19            1.19            1.19
 Expenses, excluding
  reimbursements (%)(b)              1.25(e)         1.27            1.27            1.31            1.37            1.21
 Net investment income (%)           2.52(e)         2.87            2.51            3.23            3.23            2.06
Portfolio turnover (%)                 47              77             117             151             162             175(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2012, average net assets were
    $2,110,562,000.
(a) During the year ended May 31, 2011, the Manager reimbursed the Fund $10,000 for a loss incurred from the disposal of a investment in error. The effect of this reimbursement of the Fund's net realized loss and total return was less than $0.01/0.01% per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective October 1, 2010, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 1.19%.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2012, through November 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  57

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                  BEGINNING           ENDING           DURING PERIOD*
                                ACCOUNT VALUE      ACCOUNT VALUE        JUNE 1, 2012 -
                                 JUNE 1, 2012    NOVEMBER 30, 2012    NOVEMBER 30, 2012
                                -------------------------------------------------------
Actual                            $1,000.00          $1,084.26              $6.53

Hypothetical
 (5% return before expenses)       1,000.00           1,018.80               6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.43% for the six-month period of June 1, 2012, through November 30, 2012.

================================================================================

58  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

TRUSTEES                     Daniel S. McNamara
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Paul L. McNamara
                             Patrick T. Bannigan*

                             *Effective October 31, 2012, Patrick T. Bannigan
                              resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND            USAA Asset Management Company
INVESTMENT ADVISER           P.O. Box 659453
                             San Antonio, Texas 78265-9825
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UNDERWRITER AND              USAA Investment Management Company
DISTRIBUTOR                  P.O. Box 659453
                             San Antonio, Texas 78265-9825
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TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
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CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
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INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
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MUTUAL FUND                  Under "My Accounts" on
SELF-SERVICE 24/7            usaa.com select "Investments,"
AT USAA.COM                  then "Mutual Funds"

OR CALL                      Under "Investments" view
(800) 531-USAA               account balances, or click
        (8722)               "I want to...," and select
                             the desired action.
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Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

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    27804-0113                               (C)2013, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:
          01/28/2013
          -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      01/30/2013
          -------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:
          01/29/2013
          -------------------------------


*Print the name and title of each signing officer under his or her signature.